Document and Entity Information	Aug. 02, 2021
Cover [Abstract]
Entity Registrant Name	TREX CO INC
Amendment Flag	true
Entity Central Index Key	0001069878
Document Type	8-K/A
Document Period End Date	Aug. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	160 Exeter Drive
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22603-8605
City Area Code	(540)
Local Phone Number	542-6300
Security 12b Title	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On August 2, 2021, Trex Company, Inc. (Company) furnished a Current Report on Form 8-K (Original Form 8-K) with the U.S. Securities and Exchange Commission to report that on August 2, 2021, the Company issued a press release announcing financial results for the quarterly period ended June 30, 2021. In addition to issuing a press release, the Company held a conference call on the same day to discuss financial and operating results. This Amendment No. 1 to the Original Form 8-K is furnished to include a transcript of such conference call.